Commitments and Contingencies - Summary of Commitments through Purchase and Sale Transactions of Investments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Real estate [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	€ 156	€ 196
Sale	66	39
Mortgage loans [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	3,187	3,152
Sale	67	69
Private loans [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	1,224	705
Other [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	€ 2,222	€ 2,373